SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of outstanding common stock

	2018		2017
Issued Common shares	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Balance – beginning of year	1,222,769	$9,109	1,110,952	$4,671
Issued for the acquisition of AOSP and other assets (note 8)	—	—	97,561	3,818
Issued upon exercise of stock options	9,975	332	14,256	466
Previously recognized liability on stock options exercised for common shares	—	120	—	154
Purchase of common shares under Normal Course Issuer Bid	(30,858)	(238)	—	—
Balance – end of year	1,201,886	$9,323	1,222,769	$9,109

Summary of stock option activity
The following table summarizes information relating to stock options outstanding at December 31, 2018 and 2017:

	2018		2017
	Stock options (thousands)	Weighted average exercise price	Stock options (thousands)	Weighted average exercise price
Outstanding – beginning of year	56,036	$36.67	58,299	$34.22
Granted	4,256	$43.75	16,052	$42.07
Surrendered for cash settlement	(392)	$33.46	(626)	$33.18
Exercised for common shares	(9,975)	$33.28	(14,256)	$32.66
Forfeited	(3,240)	$38.76	(3,433)	$37.53
Outstanding – end of year	46,685	$37.92	56,036	$36.67
Exercisable – end of year	19,436	$36.03	18,282	$34.25

Summary of range of exercise prices of stock options outstanding
The range of exercise prices of stock options outstanding and exercisable at December 31, 2018 was as follows:

			Stock options outstanding			Stock options exercisable
Range of exercise prices			Stock options outstanding (thousands)	Weighted average remaining term (years)	Weighted average exercise price	Stock options exercisable (thousands)	Weighted average exercise price
$22.90	-	$24.99	3,120	2.04	$22.90	1,515	$22.90
$25.00	-	$29.99	5,112	2.02	$28.86	2,453	$28.87
$30.00	-	$34.99	6,013	0.83	$33.27	4,831	$33.43
$35.00	-	$39.99	11,304	2.72	$37.46	4,131	$35.91
$40.00	-	$44.99	17,107	3.23	$43.59	5,664	$43.60
$45.00	-	$46.74	4,029	4.06	$45.20	842	$45.08
			46,685	2.66	$37.92	19,436	$36.03